FAIR VALUE MEASUREMENTS - Fair value information on recurring basis (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	$ (700,506)	$ (170,666)	$ 170,666
Bridge Note - Bifurcated Derivative			364,711
Level 3
FAIR VALUE MEASUREMENTS
PIPE Forward Contract			170,666
Bridge Note - Bifurcated Derivative			$ 364,711